Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2017	2018
	$	$
At cost:
Leasehold improvements	889	846
Computer and network equipment	4,589	4,367
Office equipment	898	900
Motor vehicles	233	218
	6,609	6,331
Less: accumulated depreciation	(6,105)	(6,026)

	504	305

Schedule of depreciation expense on property and equipment
	For the years ended December 31,
	2016	2017	2018
	$	$	$

Cost of revenues	347	266	104
Sales and marketing expenses	15	25	3
General and administrative expenses	57	63	47
Research and development expenses	372	158	110

	791	512	264